SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements (Policies)	12 Months Ended
May 31, 2020
Policies
Recent Accounting Pronouncements

Recent accounting pronouncements

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update 2016-02, “Leases” (“ASU 2016-02”). ASU 2016-02 changes current U.S. GAAP for lessees to recognize lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. GAAP. ASU 2016-02 is effective for annual periods beginning after December 15, 2018, including interim periods. Early application is permitted. The Company adopted the ASU 2016-02 on June 1, 2019. As of the date of these financial statements, the Company has no leasing arrangements.